Operating Leases (Details) - Schedule of Weighted Average	Sep. 30, 2023	Dec. 31, 2022
Schedule of Weighted Average [Abstract]
Weighted-average remaining lease term - in years	4 years 2 months 12 days	4 years 10 months 24 days
Weighted-average discount rate	5.00%	5.00%